May 5, 2010

Via EDGAR System

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:          The Yacktman Funds, Inc.
File Nos. 033-47044 and 811-06628
Rule 497(j) Certification

Ladies and Gentlemen:

The undersigned officer of The Yacktman Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

1.             that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 23 to Form N-1A Registration Statement filed by the Company on April 30, 2010, which became effective that same day and is the most recent amendment to such registration statement; and

2.             that the text of Post-Effective Amendment No. 23 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on April 30, 2010.

Very truly yours,

THE YACKTMAN FUNDS, INC.

By:  /s/Kent Arnett
Kent Arnett
Chief Compliance Officer